Document and Entity Information	12 Months Ended
Dec. 29, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2012
Registrant Name	FIDELITY INVESTMENT TRUST
Central Index Key	0000744822
Amendment Flag	false
Document Creation Date	Jun 19, 2013
Document Effective Date	Jun 19, 2013
Prospectus Date	Dec 29, 2012

Retail | Fidelity Emerging Markets Discovery Fund
Supplement to the
Fidelity® Emerging Markets Discovery Fund and Fidelity Total Emerging Markets Fund
December 29, 2012
Prospectus

The following information replaces similar information for Fidelity Emerging Markets Discovery fund found in the "Fund Summary" section under the heading "Fee Table" on page 4.

1 year	$ 153
3 years	$ 774
5 years	$ 1,449
10 years	$ 3,254

The following information replaces similar information for Fidelity Total Emerging Markets Fund found in the "Fund Summary" section under the heading "Fee Table" on page 8.

1 year	$ 143
3 years	$ 482
5 years	$ 849
10 years	$ 1,881

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Dec 29, 2012
Retail | Fidelity Emerging Markets Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit_SupplementTextBlock	Supplement to the
Fidelity® Emerging Markets Discovery Fund and Fidelity Total Emerging Markets Fund
December 29, 2012
Prospectus

The following information replaces similar information for Fidelity Emerging Markets Discovery fund found in the "Fund Summary" section under the heading "Fee Table" on page 4.

1 year	$ 153
3 years	$ 774
5 years	$ 1,449
10 years	$ 3,254

The following information replaces similar information for Fidelity Total Emerging Markets Fund found in the "Fund Summary" section under the heading "Fee Table" on page 8.

1 year	$ 143
3 years	$ 482
5 years	$ 849
10 years	$ 1,881

Retail | Fidelity Total Emerging Markets Fund
Supplement to the
Fidelity® Emerging Markets Discovery Fund and Fidelity Total Emerging Markets Fund
December 29, 2012
Prospectus

The following information replaces similar information for Fidelity Emerging Markets Discovery fund found in the "Fund Summary" section under the heading "Fee Table" on page 4.

1 year	$ 153
3 years	$ 774
5 years	$ 1,449
10 years	$ 3,254

The following information replaces similar information for Fidelity Total Emerging Markets Fund found in the "Fund Summary" section under the heading "Fee Table" on page 8.

1 year	$ 143
3 years	$ 482
5 years	$ 849
10 years	$ 1,881

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Dec 29, 2012
Retail | Fidelity Total Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit_SupplementTextBlock	Supplement to the
Fidelity® Emerging Markets Discovery Fund and Fidelity Total Emerging Markets Fund
December 29, 2012
Prospectus

The following information replaces similar information for Fidelity Emerging Markets Discovery fund found in the "Fund Summary" section under the heading "Fee Table" on page 4.

1 year	$ 153
3 years	$ 774
5 years	$ 1,449
10 years	$ 3,254

The following information replaces similar information for Fidelity Total Emerging Markets Fund found in the "Fund Summary" section under the heading "Fee Table" on page 8.

1 year	$ 143
3 years	$ 482
5 years	$ 849
10 years	$ 1,881

A T C | Fidelity Emerging Markets Discovery Fund
Supplement to the
Fidelity Advisor® Emerging Markets Discovery Fund
Class A, Class T, and Class C
December 29, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 4.

	Class A		Class T		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 743	$ 743	$ 546	$ 546	$ 353	$ 253
3 years	$ 1,414	$ 1,414	$ 1,286	$ 1,286	$ 1,125	$ 1,125
5 years	$ 2,136	$ 2,136	$ 2,075	$ 2,075	$ 2,041	$ 2,041
10 years	$ 4,034	$ 4,034	$ 4,130	$ 4,130	$ 4,381	$ 4,381

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Dec 29, 2012
A T C | Fidelity Emerging Markets Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit_SupplementTextBlock	Supplement to the
Fidelity Advisor® Emerging Markets Discovery Fund
Class A, Class T, and Class C
December 29, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 4.

	Class A		Class T		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 743	$ 743	$ 546	$ 546	$ 353	$ 253
3 years	$ 1,414	$ 1,414	$ 1,286	$ 1,286	$ 1,125	$ 1,125
5 years	$ 2,136	$ 2,136	$ 2,075	$ 2,075	$ 2,041	$ 2,041
10 years	$ 4,034	$ 4,034	$ 4,130	$ 4,130	$ 4,381	$ 4,381

Inst | Fidelity Emerging Markets Discovery Fund
Supplement to the
Fidelity Advisor® Emerging Markets Discovery Fund
Institutional Class
December 29, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 4.

1 year	$ 153
3 years	$ 810
5 years	$ 1,523
10 years	$ 3,416

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Dec 29, 2012
Inst | Fidelity Emerging Markets Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit_SupplementTextBlock	Supplement to the
Fidelity Advisor® Emerging Markets Discovery Fund
Institutional Class
December 29, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 4.

1 year	$ 153
3 years	$ 810
5 years	$ 1,523
10 years	$ 3,416

A T C | Fidelity Total Emerging Markets Fund
Supplement to the
Fidelity Advisor® Total Emerging Markets Fund
Class A, Class T, and Class C
December 29, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" beginning on page 3.

	Class A		Class T		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 733	$ 733	$ 536	$ 536	$ 343	$ 243
3 years	$ 1,105	$ 1,105	$ 963	$ 963	$ 792	$ 792
5 years	$ 1,505	$ 1,505	$ 1,419	$ 1,419	$ 1,371	$ 1,371
10 years	$ 2,619	$ 2,619	$ 2,678	$ 2,678	$ 2,944	$ 2,944

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Dec 29, 2012
A T C | Fidelity Total Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit_SupplementTextBlock	Supplement to the
Fidelity Advisor® Total Emerging Markets Fund
Class A, Class T, and Class C
December 29, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" beginning on page 3.

	Class A		Class T		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 733	$ 733	$ 536	$ 536	$ 343	$ 243
3 years	$ 1,105	$ 1,105	$ 963	$ 963	$ 792	$ 792
5 years	$ 1,505	$ 1,505	$ 1,419	$ 1,419	$ 1,371	$ 1,371
10 years	$ 2,619	$ 2,619	$ 2,678	$ 2,678	$ 2,944	$ 2,944

Inst | Fidelity Total Emerging Markets Fund
Supplement to the
Fidelity Advisor® Total Emerging Markets Fund
Institutional Class
December 29, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" beginning on page 3.

1 year	$ 143
3 years	$ 486
5 years	$ 857
10 years	$ 1,900

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Dec 29, 2012
Inst | Fidelity Total Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit_SupplementTextBlock	Supplement to the
Fidelity Advisor® Total Emerging Markets Fund
Institutional Class
December 29, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" beginning on page 3.

1 year	$ 143
3 years	$ 486
5 years	$ 857
10 years	$ 1,900

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Dec 29, 2012
Document Creation Date	dei_DocumentCreationDate	Jun 19, 2013